Government grant advances and loans - Government Loans (Details)	1 Months Ended
	Sep. 30, 2015 USD ($) borrowing	Sep. 30, 2015 EUR (€)
Government loans
Disclosure of detailed information about borrowings [line items]
Number of government loans | borrowing	2
Government debt instruments	$ 2,228,000	€ 2,000,000
Debt term	7 years
Government Loan - 5.24% Loan
Disclosure of detailed information about borrowings [line items]
Government debt instruments		€ 1,000,000
Interest rate	5.24%	5.24%
Government Loan - Interest Free Loan
Disclosure of detailed information about borrowings [line items]
Government debt instruments		€ 1,000,000